Borrowings (Details)																																																						12 Months Ended
	Nov. 30, 2017 CNY (¥)	Nov. 03, 2017 CNY (¥)	Oct. 30, 2017 CNY (¥)	Oct. 25, 2017 CNY (¥)	Oct. 23, 2017 CNY (¥)	Oct. 13, 2017 CNY (¥)	Oct. 11, 2017 CNY (¥)	Oct. 10, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 28, 2017 CNY (¥)	Sep. 26, 2017 CNY (¥)	Sep. 25, 2017 CNY (¥)	Sep. 20, 2017 CNY (¥)	Sep. 19, 2017 CNY (¥)	Sep. 11, 2017 CNY (¥)	Aug. 19, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Jul. 19, 2017 CNY (¥)	Jul. 07, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	May 12, 2017 CNY (¥)	Apr. 22, 2017 CNY (¥)	Apr. 15, 2017 CNY (¥)	Mar. 21, 2017 CNY (¥)	Mar. 14, 2017 CNY (¥)	Mar. 10, 2017 CNY (¥)	Mar. 05, 2017 CNY (¥)	Jan. 29, 2017 CNY (¥)	Jan. 22, 2017 CNY (¥)	Jan. 12, 2017 CNY (¥)	Nov. 14, 2016 CNY (¥)	Nov. 03, 2016 CNY (¥)	Oct. 21, 2016 CNY (¥)	Oct. 13, 2016 loan	Oct. 13, 2016 CNY (¥)	Oct. 12, 2016 CNY (¥)	Oct. 11, 2016 CNY (¥)	Sep. 24, 2016 CNY (¥)	Sep. 21, 2016 CNY (¥)	Sep. 12, 2016 CNY (¥)	Aug. 13, 2016 CNY (¥)	Aug. 04, 2016 CNY (¥)	Aug. 01, 2016 CNY (¥)	Jul. 01, 2016 CNY (¥)	Apr. 21, 2016 CNY (¥)	Apr. 12, 2016 CNY (¥)	Mar. 17, 2016 CNY (¥)	Mar. 04, 2016 CNY (¥)	Feb. 09, 2016 CNY (¥)	Jan. 16, 2016 CNY (¥)	Jan. 15, 2016 CNY (¥)	Jan. 08, 2016 CNY (¥)	Nov. 11, 2014 CNY (¥)	Dec. 31, 2016 USD ($) loan item	Dec. 31, 2016 CNY (¥) loan	Dec. 31, 2015 USD ($) loan item	Dec. 31, 2015 CNY (¥) loan	Dec. 31, 2014 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥) loan item	Dec. 31, 2015 CNY (¥) loan item	Nov. 30, 2014 CNY (¥)
Borrowings
Short-term borrowings																																																						$ 130,484,359						¥ 905,170,000	¥ 753,200,000
Long-term borrowings
Current portion																																																													84,000,000
Total borrowings																																																						130,484,359						905,170,000	837,200,000
Bank debt repaid																																																						128,859,738	¥ 893,900,000		¥ 965,000,000	¥ 851,200,000
Certain buildings
Long-term borrowings
Amount pledged as collateral for bank loans																																																						16,666,314						115,614,217	89,567,625
Certain equipment
Long-term borrowings
Amount pledged as collateral for bank loans																																																						$ 21,972,259						¥ 152,421,561	¥ 133,059,754
Bank loans
Long-term borrowings
Weighted average interest rates on bank loans (as a percent)																																																						4.83%		5.77%		6.43%		4.83%	5.77%
Interest expenses on the bank loans																																																						$ 6,660,485	46,203,786		¥ 58,997,387	¥ 56,384,972
Industrial & Commercial Bank Of China
Long-term borrowings
Total borrowings																																																						$ 1,729,854						¥ 12,000,000	¥ 24,000,000
Number of loans outstanding | loan																																																						1		1				1	1
Industrial & Commercial Bank Of China | A Note payable to bank due October 11, 2017
Borrowings
Short-term borrowings																																																						$ 1,729,854						¥ 12,000,000
Long-term borrowings
Amount of loans granted during the year																																																						$ 1,729,854	¥ 12,000,000
Variable rate basis																																																						prime rate published by the People's Bank of China (the "PBOC") for loans with the same or similar terms	prime rate published by the People's Bank of China (the "PBOC") for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																						5.39%	5.39%
Bank debt repaid to date																																																												0
Industrial & Commercial Bank Of China | Note payable to bank due October 12, 2016
Long-term borrowings
Long-term debt, outstanding																																																													¥ 24,000,000
Original loan amount																																																													¥ 90,000,000
Variable rate basis																																																								prime rate published by the People's Bank of China (the "PBOC") for loans with the same or similar terms	prime rate published by the People's Bank of China (the "PBOC") for loans with the same or similar terms
Percentage applied to reference rate for calculation of variable rate																																																								10.00%	10.00%
Interest rate percentage at period end																																																								6.60%					6.60%
Bank debt repaid to date																																																													¥ 66,000,000
Agricultural Bank Of China
Long-term borrowings
Total borrowings																																																						$ 50,915,381						¥ 353,200,000	383,200,000
Number of loans outstanding | loan																																																						13						13
Number of loans granted by lender | loan																																																								13	13
Amount of loans granted during the year																																																									¥ 383,200,000
Agricultural Bank Of China | Three notes payable to bank with amount of RMB83,200,000
Borrowings
Short-term borrowings																																																						$ 11,993,657						¥ 83,200,000
Long-term borrowings
Number of loans granted by lender | loan																																																						3	3
Amount of loans granted during the year																																																						$ 11,993,657	¥ 83,200,000
Variable rate basis																																																						prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																						5.00%	5.00%
Interest rate percentage at period end																																																						4.57%						4.57%
Bank debt repaid to date																																																												¥ 0
Bank debt repaid																										¥ 40,000,000				¥ 43,200,000
Agricultural Bank Of China | Three notes payable to bank with amount of RMB83,200,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																						3 years	3 years
Agricultural Bank Of China | Three notes payable to bank with amount of RMB83,200,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																						70.00%						70.00%
Contingent liabilities as a percentage of net assets																																																						50.00%						50.00%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB30,000,000
Borrowings
Short-term borrowings																																																						$ 4,324,636						¥ 30,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																						2	2
Amount of loans granted during the year																																																						$ 4,324,636	¥ 30,000,000
Variable rate basis																																																						prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of variable rate																																																						4.35%	4.35%
Bank debt repaid to date																																																												¥ 0
Bank debt repaid																			¥ 10,000,000	¥ 20,000,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB30,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																						3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB30,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																						70.00%						70.00%
Contingent liabilities as a percentage of net assets																																																						50.00%						50.00%
Agricultural Bank Of China | Seven Notes Payable To Bank, with amount of RMB190,000,000
Borrowings
Short-term borrowings																																																						$ 27,389,361						¥ 190,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																						7	7
Amount of loans granted during the year																																																						$ 27,389,361	¥ 190,000,000
Variable rate basis																																																						one year Loan Prime Rate("LPR")	one year Loan Prime Rate("LPR")
Percentage applied to reference rate for calculation of fixed rate																																																						0.05%	0.05%
Interest rate percentage at period end																																																						4.35%						4.35%
Bank debt repaid to date																																																												¥ 0
Bank debt repaid		¥ 30,000,000				¥ 20,000,000	¥ 30,000,000	¥ 30,000,000					¥ 40,000,000		¥ 20,000,000		¥ 20,000,000
Agricultural Bank Of China | Seven Notes Payable To Bank, with amount of RMB190,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																						2 years	2 years
Agricultural Bank Of China | Seven Notes Payable To Bank, with amount of RMB190,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																						70.00%						70.00%
Contingent liabilities as a percentage of net assets																																																						80.00%						80.00%
Agricultural Bank Of China | A Note payable to bank due November 14, 2017
Borrowings
Short-term borrowings																																																						$ 7,207,727						¥ 50,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																						1	1
Amount of loans granted during the year																																																						$ 7,207,727	¥ 50,000,000
Variable rate basis																																																						one year Loan Prime Rate("LPR")	one year Loan Prime Rate("LPR")
Percentage applied to reference rate for calculation of fixed rate																																																						0.05%	0.05%
Interest rate percentage at period end																																																						4.35%						4.35%
Agricultural Bank Of China | A Note payable to bank due November 14, 2017 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																						2 years	2 years
Agricultural Bank Of China | A Note payable to bank due November 14, 2017 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																						70.00%						70.00%
Contingent liabilities as a percentage of net assets																																																						50.00%						50.00%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 70,000,000
Borrowings
Short-term borrowings																																																													¥ 70,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																								2	2
Amount of loans granted during the year																																																									¥ 70,000,000
Variable rate basis																																																								prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																								5.00%	5.00%
Interest rate percentage at period end																																																								5.62%					5.62%
Bank debt repaid																																														¥ 30,000,000		¥ 40,000,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 70,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																								3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 70,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 43,200,000
Borrowings
Short-term borrowings																																																													¥ 43,200,000
Long-term borrowings
Number of loans granted by lender | loan																																																								2	2
Amount of loans granted during the year																																																									¥ 43,200,000
Variable rate basis																																																								prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																								5.00%	5.00%
Interest rate percentage at period end																																																								5.88%					5.88%
Bank debt repaid																																																			¥ 20,000,000	¥ 23,200,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 43,200,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																								3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 43,200,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 50,000,000
Borrowings
Short-term borrowings																																																													¥ 50,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																								2	2
Amount of loans granted during the year																																																									¥ 50,000,000
Variable rate basis																																																								prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																								5.00%	5.00%
Interest rate percentage at period end																																																								5.09%					5.09%
Bank debt repaid																																											¥ 20,000,000	¥ 30,000,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 50,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																								3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 50,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
Agricultural Bank Of China | Five Notes Payable To Bank, with amount of RMB 140,000,000
Borrowings
Short-term borrowings																																																													¥ 140,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																								5	5
Amount of loans granted during the year																																																									¥ 140,000,000
Variable rate basis																																																								prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																								5.00%	5.00%
Interest rate percentage at period end																																																								4.83%					4.83%
Number of loans repaid or repayable | loan																																		3
Bank debt repaid																																			¥ 20,000,000	¥ 30,000,000	¥ 30,000,000		¥ 40,000,000	¥ 20,000,000
Agricultural Bank Of China | Five Notes Payable To Bank, with amount of RMB 140,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																								3 years	3 years
Agricultural Bank Of China | Five Notes Payable To Bank, with amount of RMB 140,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 80,000,000
Borrowings
Short-term borrowings																																																													¥ 80,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																								2	2
Amount of loans granted during the year																																																									¥ 80,000,000
Variable rate basis																																																								prime rate published by the PBOC for loans with the same or similar terms	prime rate published by the PBOC for loans with the same or similar terms
Percentage applied to reference rate for calculation of fixed rate																																																								5.00%	5.00%
Interest rate percentage at period end																																																								4.57%					4.57%
Bank debt repaid																															¥ 50,000,000	¥ 30,000,000
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 80,000,000 | Shandong Borun
Long-term borrowings
Number of years, the net operating cash flow shall not be negative																																																								3 years	3 years
Agricultural Bank Of China | Two Notes Payable To Bank, with amount of RMB 80,000,000 | Shandong Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
China Construction Bank
Long-term borrowings
Total borrowings																																																						$ 36,038,633						¥ 250,000,000	¥ 230,000,000
Number of loans granted by lender | loan																																																						10	10	6	6
Amount of loans granted during the year																																																						$ 46,129,451	¥ 320,000,000
Bank debt repaid																																																						10,090,818	¥ 70,000,000
China Construction Bank | Property, plant and equipment and land use rights
Long-term borrowings
Amount pledged as collateral for bank loans																																																						26,522,612						183,987,360
China Construction Bank | Nine Notes Payable To Bank, with amount of RMB 270,000,000
Borrowings
Short-term borrowings																																																						$ 28,830,906						¥ 200,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																						9	9
Amount of loans granted during the year																																																						$ 38,921,724	¥ 270,000,000
Variable rate basis																																																						prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																						0.92%	0.92%
Interest rate percentage at period end																																																						5.22%						5.22%
Bank debt repaid																					¥ 20,000,000	¥ 25,000,000	¥ 25,000,000	¥ 25,000,000	¥ 25,000,000		¥ 20,000,000	¥ 40,000,000	¥ 20,000,000																										¥ 70,000,000
Number of family members of CEO who guaranteed debt instrument | item																																																						3						3
China Construction Bank | Nine Notes Payable To Bank, with amount of RMB 270,000,000 | Minimum
Long-term borrowings
Credit rating | item																																																						10						10
China Construction Bank | Nine Notes Payable To Bank, with amount of RMB 270,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																						70.00%						70.00%
Current ratio																																																						0.80						0.80
Contingent liabilities																																																												¥ 367,930,734
Contingent liabilities as a percentage of net assets																																																						50.00%						50.00%
Accumulated long-term investment as a percentage of net assets																																																						30.00%						30.00%
China Construction Bank | A Note payable to bank due November 2, 2017
Borrowings
Short-term borrowings																																																						$ 7,207,727						¥ 50,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																						1	1
Amount of loans granted during the year																																																						$ 7,207,727	¥ 50,000,000
Variable rate basis																																																						prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																						0.92%	0.92%
Interest rate percentage at period end																																																						4.785%						4.785%
Number of family members of CEO who guaranteed debt instrument | item																																																						3						3
China Construction Bank | A Note payable to bank due November 2, 2017 | Minimum
Long-term borrowings
Credit rating | item																																																						10						10
China Construction Bank | A Note payable to bank due November 2, 2017 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																						70.00%						70.00%
Current ratio																																																						0.80						0.80
Contingent liabilities																																																												¥ 367,930,734
Contingent liabilities as a percentage of net assets																																																						50.00%						50.00%
Accumulated long-term investment as a percentage of net assets																																																						30.00%						30.00%
China Construction Bank | Two Notes Payable To Bank, with amount of RMB 100,000,000
Borrowings
Short-term borrowings																																																													¥ 100,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																								2	2
Amount of loans granted during the year																																																									¥ 100,000,000
Variable rate basis																																																								prime rate	prime rate
Percentage applied to reference rate for calculation of fixed rate																																																								1.22%	1.22%
Interest rate percentage at period end																																																								6.72%					6.72%
Bank debt repaid																																																	¥ 50,000,000	¥ 50,000,000
Number of family members of CEO who guaranteed debt instrument | item																																																								3					3
China Construction Bank | Two Notes Payable To Bank, with amount of RMB 100,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Current ratio																																																								0.80					0.80
Contingent liabilities																																																													¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
Accumulated long-term investment as a percentage of net assets																																																								30.00%					30.00%
China Construction Bank | Two Notes Payable To Bank Two, with amount of RMB 100,000,000
Borrowings
Short-term borrowings																																																													¥ 100,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																								2	2
Amount of loans granted during the year																																																									¥ 100,000,000
Variable rate basis																																																								prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																								1.334%	1.334%
Interest rate percentage at period end																																																								6.63%					6.63%
Bank debt repaid																																													¥ 50,000,000		¥ 50,000,000
Number of family members of CEO who guaranteed debt instrument | item																																																								3					3
China Construction Bank | Two Notes Payable To Bank Two, with amount of RMB 100,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Current ratio																																																								0.80					0.80
Contingent liabilities																																																													¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
Accumulated long-term investment as a percentage of net assets																																																								30.00%					30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 20,000,000
Borrowings
Short-term borrowings																																																								$ 3,097,956					¥ 20,000,000
Long-term borrowings
Amount of loans granted during the year																																																								$ 3,097,956	¥ 20,000,000
Variable rate basis																																																								prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																								1.58%	1.58%
Interest rate percentage at period end																																																								6.63%					6.63%
Number of family members of CEO who guaranteed debt instrument | item																																																								3					3
China Construction Bank | A Note Payable To Bank, with amount of RMB 20,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Current ratio																																																								0.80					0.80
Contingent liabilities																																																													¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
Accumulated long-term investment as a percentage of net assets																																																								30.00%					30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 20,000,000 | Daqing Borun | Certain equipment
Long-term borrowings
Amount pledged as collateral for bank loans																																																													¥ 116,370,518
China Construction Bank | A Note Payable To Bank, with amount of RMB 10,000,000
Borrowings
Short-term borrowings																																																													¥ 10,000,000
Long-term borrowings
Amount of loans granted during the year																																																									¥ 10,000,000
Variable rate basis																																																								prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																								0.92%	0.92%
Interest rate percentage at period end																																																								5.22%					5.22%
Number of family members of CEO who guaranteed debt instrument | item																																																								3					3
China Construction Bank | A Note Payable To Bank, with amount of RMB 10,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
Current ratio																																																								0.80					0.80
Contingent liabilities																																																													¥ 156,000,000
Contingent liabilities as a percentage of net assets																																																								50.00%					50.00%
Accumulated long-term investment as a percentage of net assets																																																								30.00%					30.00%
China Construction Bank | A Note Payable To Bank, with amount of RMB 10,000,000 | Daqing Borun | Certain buildings
Long-term borrowings
Amount pledged as collateral for bank loans																																																													¥ 89,567,625
China Construction Bank | A Note Payable To Bank, with amount of RMB 10,000,000 | Daqing Borun | Land
Long-term borrowings
Amount pledged as collateral for bank loans																																																													5,581,879
Agricultural Development Bank of China
Long-term borrowings
Total borrowings																																																						$ 7,207,727						¥ 50,000,000	60,000,000
Number of loans granted by lender | loan																																																						3	3
Amount of loans granted during the year																																																						$ 12,498,198	¥ 86,700,000
Bank debt repaid																																																						5,290,471	36,700,000
Agricultural Development Bank of China | A Note Payable To Bank, due 2016 with amount of RMB 6,700,000
Borrowings
Short-term borrowings																																																												¥ 0
Long-term borrowings
Amount of loans granted during the year																																																						$ 965,835	6,700,000
Interest rate (as a percent)																																																						4.35%						4.35%
Bank debt repaid																																																						$ 965,835	6,700,000
Agricultural Development Bank of China | A Note Payable To Bank, due 2016 with amount of RMB 30,000,000
Borrowings
Short-term borrowings																																																												¥ 0
Long-term borrowings
Amount of loans granted during the year																																																						$ 4,324,636	30,000,000
Interest rate (as a percent)																																																						4.35%						4.35%
Bank debt repaid																																																						$ 4,324,636	30,000,000
Agricultural Development Bank of China | A Note Payable To Bank, due 2016 with amount of RMB 30,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																						70.00%						70.00%
Agricultural Development Bank of China | A Note payable to bank due September 29, 2017
Borrowings
Short-term borrowings																																																						$ 7,207,727						¥ 50,000,000
Long-term borrowings
Amount of loans granted during the year																																																						$ 7,207,727	¥ 50,000,000
Interest rate (as a percent)																																																						4.35%						4.35%
Deposit at bank securing debt																																																											¥ 15,000,000
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 60,000,000
Long-term borrowings
Long-term debt, outstanding																																																													¥ 60,000,000
Interest rate (as a percent)																																																								6.33%					6.33%
Number of guarantors | item																																																								2					2
Borrowing capacity																																																														¥ 70,000,000
Draw down on line of credit																																																					¥ 60,000,000
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 60,000,000 | Property, plant and equipment
Long-term borrowings
Amount pledged as collateral for bank loans																																																													¥ 16,689,236
Agricultural Development Bank of China | A Note Payable To Bank, with amount of RMB 60,000,000 | Daqing Borun | Maximum
Long-term borrowings
Debt-to-asset ratio (as a percent)																																																								70.00%					70.00%
China CITIC Bank
Long-term borrowings
Total borrowings																																																						$ 20,177,311						¥ 139,970,000	¥ 140,000,000
Number of loans granted by lender | loan																																																						5	5	6	6
China CITIC Bank | Five Notes Payable To Bank, with amount of RMB 139,970,000
Borrowings
Short-term borrowings																																																						$ 20,177,311						¥ 139,970,000
Long-term borrowings
Number of loans granted by lender | loan																																																						5	5
Amount of loans granted during the year																																																						$ 20,177,311	¥ 139,970,000
Variable rate basis																																																						prime rates	prime rates
Percentage applied to reference rate for calculation of fixed rate																																																						1.355%	1.355%
Interest rate percentage at period end																																																						5.655%						5.655%
Bank debt repaid				¥ 16,000,000	¥ 15,000,000					¥ 19,990,000	¥ 49,000,000	¥ 39,980,000
China CITIC Bank | A Note Payable To Bank, with amount of RMB 20,000,000
Borrowings
Short-term borrowings																																																													¥ 20,000,000
Long-term borrowings
Amount of loans granted during the year																																																									¥ 20,000,000
Variable rate basis																																																								prime interest rates	prime interest rates
Percentage applied to reference rate for calculation of fixed rate																																																								1.505%	1.505%
Interest rate percentage at period end																																																								6.31%					6.31%
China CITIC Bank | Two Notes Payable To Bank, with amount of RMB 69,000,000
Borrowings
Short-term borrowings																																																													¥ 69,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																								2	2
Amount of loans granted during the year																																																									¥ 69,000,000
Variable rate basis																																																								prime interest rates	prime interest rates
Percentage applied to reference rate for calculation of fixed rate																																																								1.02%	1.02%
Interest rate percentage at period end																																																								5.82%					5.82%
Bank debt repaid																																									¥ 20,000,000	¥ 49,000,000
China CITIC Bank | Two Notes Payable To Bank, with amount of RMB 35,000,000
Borrowings
Short-term borrowings																																																													¥ 35,000,000
Long-term borrowings
Number of loans granted by lender | loan																																																								2	2
Amount of loans granted during the year																																																									¥ 35,000,000
Variable rate basis																																																								prime interest rates	prime interest rates
Percentage applied to reference rate for calculation of fixed rate																																																								1.43%	1.43%
Interest rate percentage at period end																																																								5.98%					5.98%
Bank debt repaid																																	¥ 15,000,000					¥ 20,000,000
China CITIC Bank | A Note Payable To Bank, with amount of RMB 16,000,000
Borrowings
Short-term borrowings																																																													¥ 16,000,000
Long-term borrowings
Amount of loans granted during the year																																																									¥ 16,000,000
Variable rate basis																																																								prime interest rates	prime interest rates
Percentage applied to reference rate for calculation of fixed rate																																																								1.355%	1.355%
Interest rate percentage at period end																																																								5.66%					5.66%
Daqing Rural Commercial Bank
Long-term borrowings
Total borrowings																																																						$ 7,063,572						¥ 49,000,000
Daqing Rural Commercial Bank | A Note Payable To Bank, due 2017 with amount of RMB 49,000,000
Borrowings
Short-term borrowings																																																						7,063,572						49,000,000
Long-term borrowings
Amount of loans granted during the year																																																						$ 7,063,572	¥ 49,000,000
Percentage applied to reference rate for calculation of fixed rate																																																						3.50%	3.50%
Bank debt repaid														¥ 19,600,000		¥ 14,700,000		¥ 14,700,000
Daqing Rural Commercial Bank | A Note Payable To Bank, due 2017 with amount of RMB 49,000,000 | Property, plant and equipment and land use rights
Long-term borrowings
Amount pledged as collateral for bank loans																																																						$ 13,399,647						92,953,353
Longjiang Bank
Long-term borrowings
Total borrowings																																																						7,351,881						51,000,000
Longjiang Bank | A Note Payable To Bank, due 2017 with amount of RMB 51,000,000
Borrowings
Short-term borrowings																																																						7,351,881						¥ 51,000,000
Long-term borrowings
Amount of loans granted during the year																																																						$ 7,351,881	¥ 51,000,000
Interest rate (as a percent)																																																						5.655%						5.655%
Bank debt repaid	¥ 21,000,000		¥ 15,000,000						¥ 15,000,000
Longjiang Bank | A Note Payable To Bank, due 2017 with amount of RMB 51,000,000 | Property, plant and equipment and land use rights
Long-term borrowings
Amount pledged as collateral for bank loans																																																						$ 13,399,647						¥ 92,953,353